CASH DISTRIBUTIONS TO COMMON UNITS - Distributions Paid (Details) - USD ($) $ / shares in Units, $ in Millions															3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 14, 2017	Nov. 14, 2016	Aug. 12, 2016	May 13, 2016	Feb. 12, 2016	Nov. 13, 2015	Aug. 14, 2015	May 15, 2015	Apr. 01, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distributions
Incentive distribution paid to the General Partner	$ 2	$ 2	$ 2	$ 1	$ 1	$ 1	$ 1				$ 1								$ 6	$ 2	$ 1
Common units
Distributions
Per Unit Distribution, paid (in dollars per unit)	$ 0.94	$ 0.94	$ 0.94	$ 0.89	$ 0.89	$ 0.89	$ 0.89	$ 0.84		$ 0.84	$ 0.84	$ 0.84	$ 0.81	$ 0.81	$ 0.94	$ 0.89
Total cash distribution															$ 68	$ 60
Common units and General Partner interest combined
Distributions
Total distribution of general partner interest and IDR payment															4
TC PipeLines GP, Inc. | General Partner
Distributions
Total distribution for General Partner interest															$ 2	1
General partner interest (as a percent)									2.00%						2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
TC PipeLines GP, Inc. | Common units and General Partner interest combined
Distributions
Incentive distribution paid to the General Partner															$ 2	$ 1